Other Operating Expenses	12 Months Ended
Dec. 31, 2011
Other Operating Expenses [Abstract]
Other Operating Expenses
7.	Other Operating Expenses
There were no other operating expenses from continuing operations for the periods ended December 31, 2011 and 2010.  For the twelve-month period ended December 31, 2009, we recorded pretax expenses of $4.0 million related to the costs of a contested proxy solicitation.